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                                                                     APPENDIX I.

                     U.S. SECURITIES & EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.
                            Please print or type.

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1. Name and address of issuer:

   STAGECOACH TRUST
   111 Center Street
   Little Rock, AR  72201

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2. Name of each series or class of funds for which this notice is filed:

   LifePath 2000 Institutional Class
   LifePath 2000 Class A
   LifePath 2010 Institutional Class
   LifePath 2010 Class A
   LifePath 2020 Institutional Class
   LifePath 2020 Class A
   LifePath 2030 Institutional Class
   LifePath 2030 Class A
   LifePath 2040 Institutional Class
   LifePath 2040 Class A

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3. Investment Company Act File Number:          811-7780

   Securities Act File Number:                  33-64352

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4. Last day of fiscal year for which this notice is filed:

   February 28, 1997

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                              [ ]
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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

   None

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

   None

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9. Number and aggregate sale price of securities sold during the fiscal year:

   Number of Shares Sold:            19,618,678
   Sale Price of Securities Sold:  $241,638,846

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Number of Shares Sold:              19,618,678
    Sale Price of Securities Sold:    $241,638,846

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

    Number of Shares Reinvested:         1,640,586
    Sale Price of Securities Issued:  $ 19,397,671

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12. Calculation of registration fee:

   (i)   Aggregate sale price of securities sold during the
         fiscal year in reliance on rule 24f-2 (from Item 10):  $    241,638,846
                                                                ----------------

   (ii)  Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11, if
         applicable):                                           +     19,397,671
                                                                ----------------

   (iii) Aggregate price of shares redeemed or
         repurchased during the fiscal year (if applicable):    -    208,538,532
                                                                ----------------

   (iv)  Aggregate price of shares redeemed or
         repurchased and previously applied as a reduction to
         filing fees pursuant to rule 24e-2 (if applicable):    +              0
                                                                ----------------

   (v)   Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2 (line
         (i), plus line (ii), less line (iii), plus line (iv)
         (if applicable):                                             52,497,985
                                                                ----------------
   (vi)  Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law or
         regulation (see Instruction C.6):                      x     1/33 of 1%
                                                                ----------------

   (vii) Fee due (line (i) or line (v) multiplied by
         line (vi)):                                            $      15,908.48
                                                                ================


Instruction:    Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13 Check box if fees are being remitted to the
   Commission's lockbox depository as described in
   section 3a of the Commission's Rules of Informal
   and Other Procedures (17 CRF 202.3a).                        [X]

   Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                April 25, 1997

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                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

   By (Signature and Title)*       /s/ ANN M. BONSTEEL
                                   --------------------------------------------
                                       Ann M. Bonsteel, Asst. Secretary
                                   --------------------------------------------
   Date     4/28/97
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* Please print the name and title of the signing officer below the signature.

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